UNITED STATES
        SECURITIES AND EXHANGE COMMISSION
          Washington, D.C.  20549

                 FORM 13F

          FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   September 30, 2003

Check here if Amendment [  ]; Amendment Number:
This Amendment  (Check only one.): [  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional INvestment Manager Filing this Report:

Name:       Rittenhouse Asset Management, Inc.
Address:    #5 Radnor Corporate Center, Suite 300
            Radnor, PA  19087

13F File Number:  23-2119472

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered intergral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Catherine T. Reese
Title:         Chief Compliance Officer
Phone:         610-254-9600
Signature, Place, and Date of Signing:

     Catherine T. Reese      Radnor, Pennsylvania    November 5, 2003

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13 COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQURED BY THE SECURITIES EXCHANGE
ACT OF 1934

                             FORM 13F SUMMARY PAGE
                              AS OF DATE: 09/30/03
                         RUN DATE: 11/05/03 12:55 A.M.


REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:        0

FORM 13F INFORMATION TABLE ENTRY TOTAL:   70

FORM 13F INFORMATION TABLE VALUE TOTAL:   $9,722,716,000



LIST OF OTHER INCLUDED MANAGERS:

NO.   13F FILE NUMBER      NAME

                                                     FORM 13F INFORMATION TABLE
                                                        AS OF DATE: 09/30/03

                                                            VALUE   SHARES/ SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
  NAME OF ISSUER               TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

AFLAC INC COM                  COM              001055102   146504  4535724 SH       SOLE                  4178236        0   357488
ALLERGAN INC COM               COM              018490102      551     7000 SH       SOLE                     7000        0        0
AMERICAN INTL GROUP INC        COM              026874107   387195  6710482 SH       SOLE                  6166202        0   544281
AMGEN INC                      COM              031162100   338136  5240798 SH       SOLE                  4813873        0   426925
ANALOG DEVICES INC COM         COM              032654105      583    15341 SH       SOLE                    15341        0        0
ANHEUSER BUSCH COS INC         COM              035229103    91228  1848965 SH       SOLE                  1702568        0   146397
APOLLO GROUP INC CL A          COM              037604105      290     4399 SH       SOLE                     4399        0        0
APPLIED MATLS INC              COM              038222105      344    18963 SH       SOLE                    18963        0        0
AUTOMATIC DATA PROCESSING      COM              053015103      397    11085 SH       SOLE                    10582        0      503
BANK OF AMERICA                COM              060505104   195108  2500106 SH       SOLE                  2294537        0   205569
BED BATH & BEYOND INC COM      COM              075896100   142817  3731833 SH       SOLE                  3414548        0   317285
BIOMET INC                     COM              090613100      369    11000 SH       SOLE                    11000        0        0
BOSTON SCIENTIFIC CORP COM     COM              101137107      803    12594 SH       SOLE                    12594        0        0
CISCO SYS INC                  COM              17275R102   303634 15499434 SH       SOLE                 14285815        0  1213619
CITIGROUP INC.                 COM              172967101   424680  9331574 SH       SOLE                  8587468        0   744106
CITIZENS COMMUNICATIONS CO COM COM              17453B101      114    10145 SH       SOLE                        0        0    10145
COCA COLA CO                   COM              191216100   116525  2712413 SH       SOLE                  2489355        0   223058
COLGATE PALMOLIVE CO           COM              194162103   233851  4184126 SH       SOLE                  3840835        0   343291
CONCORD EFS INC COM            COM              206197105      246    18000 SH       SOLE                    18000        0        0
DELL INC                       COM              24702R101   240091  7184054 SH       SOLE                  6590216        0   593838
DOLLAR GEN CORP COM            COM              256669102     9529   476441 SH       SOLE                   468350        0     8091
EMC CORP MASS                  COM              268648102      678    53660 SH       SOLE                    53660        0        0
FAMILY DLR STORES INC COM      COM              307000109     1927    48300 SH       SOLE                    43300        0     5000
FANNIE MAE                     COM              313586109      259     3693 SH       SOLE                     3198        0      495
FIRST DATA CORP                COM              319963104   239603  5996059 SH       SOLE                  5517368        0   478691
GANNETT INC DEL                COM              364730101   160030  2063312 SH       SOLE                  1885457        0   177855
GENERAL ELEC CO                COM              369604103   465636 15620137 SH       SOLE                 14348385        0  1271752
GOLDMAN SACHS GROUP INC COM    COM              38141G104   213431  2543876 SH       SOLE                  2327564        0   216312
HARLEY DAVIDSON INC COM        COM              412822108    10574   219372 SH       SOLE                   213972        0     5400
ILLINOIS TOOL WORKS INC        COM              452308109      400     6044 SH       SOLE                     6044        0        0
INTEL CORP                     COM              458140100   314731 11436431 SH       SOLE                 10511628        0   924803
INTERNATIONAL BUSINESS MACHINE COM              459200101   339211  3840265 SH       SOLE                  3531065        0   309200
JOHNSON & JOHNSON              COM              478160104   265065  5352683 SH       SOLE                  4916019        0   436664
KOHLS CORP COM                 COM              500255104   197467  3690967 SH       SOLE                  3389201        0   301766
L-3 COMMUNICATIONS HLDGS INCCO COM              502424104      389     9000 SH       SOLE                     9000        0        0
LINEAR TECHNOLOGY CORP COM     COM              535678106      777    21633 SH       SOLE                    21633        0        0
LOWES CO                       COM              548661107   149710  2884587 SH       SOLE                  2657546        0   227041
MBNA CORP                      COM              55262L100   218715  9592767 SH       SOLE                  8804493        0   788274
MARSH MCLENNAN                 COM              571748102   200180  4204588 SH       SOLE                  3865734        0   338853
MEDIMMUNE INC COM              COM              584699102      629    19058 SH       SOLE                    19058        0        0
MEDTRONIC INC                  COM              585055106   280085  5969417 SH       SOLE                  5480267        0   489150
MERCURY INTERACTIVE CORP COM   COM              589405109      276     6057 SH       SOLE                     6057        0        0
MICROSOFT CORP                 COM              594918104   404354 14545103 SH       SOLE                 13347242        0  1197860
MOLEX INC COM                  COM              608554101     3343   116975 SH       SOLE                   116975        0        0
MORGAN STANLEY                 COM              617446448   161036  3191364 SH       SOLE                  2933659        0   257705
NOKIA CORP SPONSORED ADR       COM              654902204   126990  8140404 SH       SOLE                  7414973        0   725431
ORACLE CORP                    COM              68389X105   144566 12850278 SH       SOLE                 11821906        0  1028372
PIMCO FDS PAC INVT MGMT SER RE MUTUAL FUNDS     693391104      500    42752 SH       SOLE                    42752        0        0
PEPSICO INC                    COM              713448108   260104  5675414 SH       SOLE                  5219617        0   455796
PFIZER INC                     COM              717081103   385028 12673739 SH       SOLE                 11657511        0  1016228
PROCTER & GAMBLE CO            COM              742718109   208888  2250465 SH       SOLE                  2067669        0   182797
SLM CORPORATION COM            COM              78442P106   103366  2653121 SH       SOLE                  2424807        0   228314
ST JUDE MEDICAL CENTER INC     COM              790849103      508     9444 SH       SOLE                     9444        0        0
SAP AG ADR SPON                COM              803054204      548    18007 SH       SOLE                    18007        0        0
SCRIPPS E W CO OHIO CL A       COM              811054204      277     3255 SH       SOLE                     3255        0        0
SIEBEL SYS INC COM             COM              826170102      290    29675 SH       SOLE                    29675        0        0
STATE STR CORP                 COM              857477103   200573  4457184 SH       SOLE                  4101042        0   356142
STRYKER CORP                   COM              863667101   129212  1715735 SH       SOLE                  1573367        0   142368
SYMANTEC CORP COM              COM              871503108      673    10654 SH       SOLE                    10654        0        0
SYSCO CORPORATION              COM              871829107   297271  9088081 SH       SOLE                  8344756        0   743325
TARGET CORP                    COM              87612E106   216347  5749334 SH       SOLE                  5279428        0   469907
TEXAS INSTRUMENTS INC          COM              882508104   140863  6178207 SH       SOLE                  5671293        0   506913
3M COMPANY COM                 COM              88579Y101   243891  3531065 SH       SOLE                  3243976        0   287090
UNITED PARCEL SVC INC CL B     COM              911312106   281724  4415734 SH       SOLE                  4085414        0   330320
UNITED TECHNOLOGIES CORP       COM              913017109      393     5079 SH       SOLE                     5079        0        0
UNITEDHEALTH GROUP INC         COM              91324P102   216925  4310902 SH       SOLE                  3963154        0   347748
WAL MART STORES INC            COM              931142103   271036  4852935 SH       SOLE                  4442216        0   410719
WALGREEN COMPANY               COM              931422109   229453  7488659 SH       SOLE                  6879485        0   609174
ZEBRA TECHNOLOGIES CORP CL A   COM              989207105      566    11000 SH       SOLE                    11000        0        0
ZIMMER HLDGS INC COM           COM              98956P102     1223    22190 SH       SOLE                    22190        0        0

     LINE COUNT: 70